CONVERTIBLE NOTES - Schedule of Debt Conversions (Details) - USD ($)				3 Months Ended					12 Months Ended		18 Months Ended
	Dec. 18, 2020	Dec. 09, 2020	Oct. 22, 2019	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Class Of Stock [Line Items]
Common Shares Issued	105,000,000,000	872,093,023
Convertible Debt | A2017 St. George Convertible Note
Class Of Stock [Line Items]
Principal Converted					$ 54,000	$ 89,000	$ 59,320	$ 106,750		$ 309,070
Common Shares Issued					540,000,000	457,222,222	86,636,364	58,503,244		1,142,361,830
Convertible Debt | Baybridge Convertible Note
Class Of Stock [Line Items]
Principal Converted					$ 16,900	$ 86,000	$ 88,500	$ 90,500	$ 0	$ 281,900
Interest Converted					$ 789	$ 2,261	$ 2,079	$ 3,278		$ 8,407
Common Shares Issued					176,886,700	616,247,346	141,822,223	47,400,806		982,357,075
Convertible Debt | Bellridge Convertible Note
Class Of Stock [Line Items]
Principal Converted				$ 45,000	$ 41,000	$ 89,000	$ 47,385	$ 65,615	45,000	$ 243,000	$ 288,000
Interest Converted			$ 51,000	$ 2,133	$ 5,404	$ 9,779	$ 3,874	$ 4,507	$ 25,697	$ 25,697	$ 25,697
Common Shares Issued				471,328,800	464,037,300	529,061,862	68,142,087	38,696,339	1,571,266,388	1,571,266,388	1,571,266,388
Convertible Debt | Power Up Convertible Note
Class Of Stock [Line Items]
Principal Converted					$ 28,080	$ 14,600	$ 42,500	$ 182,500	$ 0	$ 267,680
Interest Converted							$ 1,700	$ 7,300		$ 9,000
Common Shares Issued					280,800,000	155,824,176	47,155,556	95,014,902		578,794,634
Convertible Debt | GS Capital Convertible Note
Class Of Stock [Line Items]
Principal Converted					$ 11,350	$ 57,718	$ 15,000			$ 84,068
Interest Converted					$ 719	$ 4,284	$ 763			$ 5,766
Common Shares Issued					120,697,800	335,425,736	17,321,692			473,445,228